Basis Of Preparation And Accounting Policies - Schedule of Adjustments Upon Application of IFRS16 And HKFRS 16 (Detail) - CNY (¥) ¥ in Millions	Jan. 01, 2019	Jun. 30, 2019
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments disclosed as at 31 December 2018	¥ 16,372
Lease liabilities discounted at relevant incremental borrowing rates	13,226
Add: Lease liabilities resulting from lease modifications of existing leases	2,359
Less: Recognition exemption - short-term leases	(768)
Exclusion of non-lease components	(6,444)
Add: Obligations under finance leases recognised at 31 December 2018	766
Lease liabilities as at 1 January 2019	9,139
Analysed as: Current	3,614	¥ 3,001
Non-current	5,525	¥ 5,867
Total lease liabilities	9,139
IFRS 16 And HKFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities relating to operating leases recognised upon application of IFRS16/HKFRS 16	¥ 8,373